LAND USE RIGHTS, NET (Tables) (Land Use Right)	12 Months Ended
Dec. 31, 2012
Land Use Right
LAND USE RIGHTS, NET
Schedule of land use rights
	As of December 31,
	2011	2012
	RMB	RMB

Land use rights	141,418	141,418
Less: accumulated amortization	(9,274)	(12,652)
Land use rights, net	132,144	128,766